Cash and balances with central bank - Summary of cash and balances with central bank (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and balances with central bank [abstract]
Amounts held at central banks	€ 85,934	€ 104,870
Cash and bank balances	1,681	1,650
Cash and bank balances at central banks	87,614	106,520	€ 111,087
Amounts held at central banks, amount of loan loss provisions	€ (12)	€ (6)